Changes In Liabilities Arising From Financing Activities - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Borrowing [Member]
IfrsStatementLineItems [Line Items]
At beginning of financial year	$ (10,263,804)	$ (2,722,111)
Cash flows	2,304,748	(7,447,126)
Non-cash changes	(618,718)	(94,567)
At end of financial year	(8,577,774)	(10,263,804)
Amount due to related party, At end of financial year	(4,001,091)	(4,907,181)
Cash flows	294,342	448,474
Non-cash changes	(3,302,412)	457,216
Amount due to related party, At end of financial year	7,009,162	(4,001,091)
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year
Cash flows	(138,902)
Non-cash changes	(2,161,434)
At end of financial year	$ (2,300,337)